Shareholder Report, Average Annual Return (Details) B297506_Direxion Daily 20 Year Treasury Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily 20+ Year Treasury Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily 20+ Year Treasury Bull 3X Shares NAV
Average Annual Return, Percent	(10.28%)	(33.46%)	(13.06%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
ICE U.S. Treasury 20+ Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return, Percent	2.05%	(7.86%)	(0.31%)